Consolidated Statement of Profit or Loss as per IFRS 18 ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares		Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 INR (₨) ₨ / shares		Mar. 31, 2024 INR (₨) ₨ / shares
Profit or loss [abstract]
Revenue	₨ 44,877		$ 474	₨ 39,886		₨ 35,634
Cost of sales	(26,843)		(284)	(24,917)		(22,378)
Gross profit	18,034		190	14,969		13,256
Other operating income	376		4	363		379
Selling, general and administrative expenses	(8,123)		(86)	(7,442)		(6,462)
Depreciation and amortization	(7,274)		(77)	(5,633)		(4,773)
Operating profit	3,013		31	2,257		2,400
Investment income	34		0	188		156
Impairment provision on investment	(26)		0	0		0
Profit before financing and income taxes	3,021		31	2,445		2,556
Finance income	1		0	13		0
Interest expenses on borrowings	(3,614)	[1]	(38)	(2,443)	[1]	(1,952)	[1]
Interest expenses on pension liabilities	(13)		0	(2)		(2)
Interest expenses on lease liabilities	(336)	[1]	(4)	(299)	[1]	(250)	[1]
Net finance income / (expense)	(3,962)		(42)	(2,731)		(2,204)
Profit/ (Loss) before tax	(941)		(11)	(286)		352
Tax (expense) / benefit	(425)		(4)	(499)		(183)
Profit/(Loss) for the year	(1,366)		(15)	(785)		169
Attributable to:
Owners of the parent	(1,366)		(15)	(785)		169
Non-controlling interest	0		0	0		0
Profit/(Loss) for the year	₨ (1,366)		$ (15)	₨ (785)		₨ 169
Earnings per share
Basic earnings per share | (per share)	₨ (3.14)		$ (0.03)	₨ (2.1)		₨ 0.92
Diluted earnings per share | (per share)	₨ (3.14)		$ (0.03)	₨ (2.1)		₨ 0.91

[1]	interest expense calculated using the effective interest method.